RECENT DEVELOPMENTS	6 Months Ended
Jun. 30, 2012
RECENT DEVELOPMENTS [Abstract]
RECENT DEVELOPMENTS
NOTE 2 - RECENT DEVELOPMENTS

A.	Shares Reverse Split

In August 2012, Tower completed a reverse split of its ordinary shares at a ratio of 1 for 15 following shareholders approval, to regain compliance with the NASDAQ minimum bid requirement of $1 per share and maintain Tower's stock listing on NASDAQ. The reverse split reduced the number of outstanding ordinary shares of Tower to approximately 22 million shares. Proportional adjustments were made to all of Tower's outstanding convertible securities such that the underlying shares will be reduced by the ratio of 1 for 15. All amount of shares and other securities of the Company in these financial statements reflect the effect of the reverse stock split.

B.	GE Credit Line Agreement

In May 2012, TJP signed a definitive credit line agreement with GE Capital to provide a three-year secured asset-based revolving credit line of up to 4 billion Japanese Yen (approximately $50,000). The borrowing availability varies based on the levels of TJP's eligible accounts receivable, eligible equipment and real estate and other terms and conditions stipulated in the credit line agreement. Loans to be obtained under this credit line will carry an interest of the higher of TIBOR rate or LIBOR rate plus 2.6% per annum. The TJP credit line agreement contains customary covenants and other terms, as well as customary events of default. The facility is secured by a first priority security interest over the assets of TJP. As of June 30, 2012, TJP was in full compliance with all of the covenants under this credit line agreement. Availability under the credit line is calculated according to certain formulas set forth in the agreement and is capped at $30,000 until June 2013 and $50,000 thereafter.

As of June 30, 2012 the total availability amounted to $30,000, of which an amount of approximately $14,400 was drawdown and unutilized availability amounted to $15,600.

In connection with the GE credit line agreement, Micron's security interest over the assets of TJP was changed to a second priority security interest, subordinated to GE Capital's first priority security interest. Additionally, Tower, TJP, Micron Technology Inc. and Micron Japan Ltd. entered into an intercreditor agreement governing the subordination and priority of claims over TJP's assets, and the order of priority in the realization of any security interests over TJP's assets.

C.	Income Tax Audit

In February 2012, the U.S. tax authorities commenced an audit of Jazz's tax returns, and required certain reports and data in connection with the tax returns of Jazz for these years. There is no indication to date whether Jazz will be required to pay any additional taxes pursuant to this audit.

D.	Registration Statement on Form F-3

In May 2012 Tower filed a registration statement on Form F-3 with the U.S. Securities and Exchange Commission to register approximately 5.7 million ordinary shares underlying equity equivalent convertible capital notes held by the Banks. The registration statement on Form F-3 has been declared effective by the SEC in July 2012.

E.	February 2012 Debentures Issuance

In February 2012, Tower raised a net amount of approximately $80,000 through the expansion of its long-term outstanding debentures Series F. The debentures are US dollar linked, due in two equal installments in December 2015 and December 2016, carry an interest rate of 7.8% per annum, and all its other terms are identical to the Company's existing Series F terms issued in October 2010. In addition, Tower issued warrants exercisable from March 2014 to March 2016 to approximately 1.8 million shares at an exercise price to be determined in February 2014 based on 120% of the then prevailing Company's stock trading price.

F.	Shareholder Equity

As of the date of the approval of the financial statements, the number of Tower's authorized registered ordinary shares amounts to 120 million.

The weighted average number of ordinary shares outstanding, that was used for the basic earnings (loss) per share calculation, for the six months ended June 30, 2012 and June 30, 2011 was approximately 21.4 million and 19.1 million, respectively, and for the three months ended June 30, 2012 and June 30, 2011 was approximately 21.5 million and 19.7 million, respectively.

The weighted average number of ordinary shares that was used for the diluted earnings per share calculation for the three months ended June 30, 2011 was approximately 47.7 million and the net profit that was used for the diluted earnings per share calculation was $1,243. According to GAAP, the diluted loss per share for the six months ended June 30, 2012 and 2011 and for the three months ended June 30, 2012 is not to be presented or calculated due to the losses incurred in these periods.